Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

July 11, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following thirteen new series, Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF, is Post-Effective Amendment No. 381 and Amendment No. 384 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC